PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Jun. 29, 2018
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 8: PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment are summarized below:

	2018	2017

	(In millions)
Land	$43	$43
Software capitalized for internal use	171	155
Buildings	620	617
Machinery and equipment	1,349	1,256
	2,183	2,071
Less accumulated depreciation and amortization	(1,283)	(1,167)
	$900	$904

Depreciation and amortization expense related to property, plant and equipment was $143 million and $147 million in fiscal 2018 and 2017, respectively.